Document And Entity Information	Mar. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2020
Entity Registrant Name	Thor Industries, Inc.
Entity Central Index Key	0000730263
Entity Emerging Growth Company	false
Entity File Number	1-9235
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-0768752
Entity Address Address Line1	601 East Beardsley Avenue
Entity Address City Or Town	Elkhart
Entity Address State Or Province	IN
Entity Address, Postal Zip Code	46514-3305
City Area Code	(574)
Local Phone Number	970-7460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par value $.10 Per Share)
Trading Symbol	THO
Security Exchange Name	NYSE